TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2014	Dec. 31, 2020
Income Tax Contingency [Line Items]
Corporate tax rate		23.00%	23.00%	23.00%
Population of enterprise sales in a specific market		population of at least 14 million
Tax loss carry-forwards		$ 141,560
Unrecognized Tax Benefits		2,891	$ 2,891	$ 3,773		$ 3,663
Attributable to Approved Enterprise Programs [Member]
Income Tax Contingency [Line Items]
Tax-exempt earnings		20,169
Tax liability, if distributed		$ 5,042
Machinery and Manufacturing Equipment [Member]
Income Tax Contingency [Line Items]
Accelerated depreciation rate	200.00%
Building [Member]
Income Tax Contingency [Line Items]
Accelerated depreciation rate	400.00%
Minimum [Member]
Income Tax Contingency [Line Items]
Percentage of industrial enterprise sales revenues		25.00%
Development Area A [Member]
Income Tax Contingency [Line Items]
Corporate tax rate	20.00%
Foreign residents from the preferred enterprise earnings [Member]
Income Tax Contingency [Line Items]
Corporate tax rate					20.00%
Israel [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year		2019
Australia [Member]
Income Tax Contingency [Line Items]
Corporate tax rate		30.00%
Australia [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year		2019
Canada [Member]
Income Tax Contingency [Line Items]
Corporate tax rate		27.70%
Canada [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year		2018
United States [Member]
Income Tax Contingency [Line Items]
Corporate tax rate		25.30%
United States [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year		2019
Singapore [Member]
Income Tax Contingency [Line Items]
Corporate tax rate		17.00%
Singapore [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year		2019
England [Member]
Income Tax Contingency [Line Items]
Corporate tax rate		25.00%
England [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year		2019
India [Member]
Income Tax Contingency [Line Items]
Corporate tax rate		30.00%
India [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year		2022
Sweden [Member]
Income Tax Contingency [Line Items]
Corporate tax rate		20.60%
Sweden [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year		2022